Provisions, contingent assets and contingent liabilities - Schedule of Guarantees of Contingencies, Provisions and Legal Obligations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities in business combination [line items]
At amortized cost	R$ 164,029	R$ 136,713
Deposits in guarantee - Contingent liabilities, provisions and legal obligations
Disclosure of contingent liabilities in business combination [line items]
At amortized cost	13,497	13,662
Guarantees of contingencies, provisions and legal obligations
Disclosure of contingent liabilities in business combination [line items]
Investment fund quotas		534
Surety		5,453
Insurance bond		22,432
Guarantee by government securities		361
Total		R$ 42,442
Civil | Guarantees of contingencies, provisions and legal obligations
Disclosure of contingent liabilities in business combination [line items]
Deposits in guarantee	1,569
Investment fund quotas	260
Surety	78
Insurance bond	2,562
Total	4,469
Labor | Guarantees of contingencies, provisions and legal obligations
Disclosure of contingent liabilities in business combination [line items]
Deposits in guarantee	2,004
Investment fund quotas	62
Surety	14
Insurance bond	2,220
Total	4,300
Tax | Guarantees of contingencies, provisions and legal obligations
Disclosure of contingent liabilities in business combination [line items]
Deposits in guarantee	9,924
Investment fund quotas	0
Surety	5,418
Insurance bond	20,859
Guarantee by government securities	411
Total	36,612
Total | Guarantees of contingencies, provisions and legal obligations
Disclosure of contingent liabilities in business combination [line items]
Investment fund quotas	322
Surety	5,510
Insurance bond	25,641
Guarantee by government securities	411
Total	R$ 45,381